Equity - Summary of Common and Preferred Shares Outstanding (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($) $ / shares shares	Oct. 31, 2019 $ / shares	Oct. 31, 2018 CAD ($) $ / shares shares	Oct. 31, 2018 $ / shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 79,955		$ 73,791
Issued in connection with share-based compensation plans	486		92
Purchased for cancellation	(1,030)		(1,522)
Balance at end of period	83,625		79,955
Purchases	(5,564)		(5,726)
Sales	$ 5,522		$ 5,738
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,439,029		1,452,898
Issued in connection with share-based compensation plans | shares	1,900		1,466
Purchased for cancellation | shares	(10,251)		(15,335)
Balance at end of period | shares	1,430,678		1,439,029
Balance at beginning of period	$ 17,635		$ 17,730
Issued in connection with share-based compensation plans	136		92
Purchased for cancellation	(126)		(187)
Balance at end of period	$ 17,645		$ 17,635
Dividends declared per share | $ / shares	$ 4.07		$ 3.77
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	(235)		(363)
Balance at end of period | shares	(582)		(235)
Balance at beginning of period	$ (18)		$ (27)
Balance at end of period	$ (58)		$ (18)
Purchases | shares	(54,263)		(53,964)
Sales | shares	53,916		54,092
Purchases	$ (5,380)		$ (5,470)
Sales	$ 5,340		$ 5,479
Common shares [member] | Outstanding capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,438,794
Balance at end of period | shares	1,430,096		1,438,794
Balance at beginning of period	$ 17,617
Balance at end of period	$ 17,587		$ 17,617
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	251,020
Balance at end of period | shares	227,020		251,020
Balance at beginning of period	$ 6,306		$ 6,413
Issued in connection with share-based compensation plans	350
Balance at end of period	$ 5,706		$ 6,306
Preferred shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	114		6
Balance at end of period | shares	34		114
Balance at beginning of period	$ 3
Balance at end of period	$ 1		$ 3
Purchases | shares	(8,021)		(10,215)
Sales | shares	7,941		10,323
Purchases	$ (184)		$ (256)
Sales	182		259
Preferred shares [member] | Outstanding capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	6,309
Balance at end of period	$ 5,707		$ 6,309
Balance at end of period | shares	227,054		251,134
Series W non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	12,000
Balance at end of period | shares	12,000		12,000
Balance at beginning of period	$ 300
Balance at end of period	$ 300		$ 300
Dividends declared per share | $ / shares	$ 1.23		$ 1.23
Series AA non cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	12,000
Balance at end of period | shares	12,000		12,000
Balance at beginning of period	$ 300
Balance at end of period	$ 300		$ 300
Dividends declared per share | $ / shares	$ 1.11		$ 1.11
Series AC non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	8,000
Balance at end of period | shares	8,000		8,000
Balance at beginning of period	$ 200
Balance at end of period	$ 200		$ 200
Dividends declared per share | $ / shares	$ 1.15		$ 1.15
Series AD non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	10,000
Balance at end of period | shares			10,000
Balance at beginning of period	$ 250
Balance at end of period			$ 250
Dividends declared per share | $ / shares			$ 1.13
Series AE non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	10,000
Balance at end of period | shares	10,000		10,000
Balance at beginning of period	$ 250
Balance at end of period	$ 250		$ 250
Dividends declared per share | $ / shares	$ 1.13		$ 1.13
Series AF non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	8,000
Balance at end of period | shares	8,000		8,000
Balance at beginning of period	$ 200
Balance at end of period	$ 200		$ 200
Dividends declared per share | $ / shares	$ 1.11		$ 1.11
Series AG non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	10,000
Balance at end of period | shares	10,000		10,000
Balance at beginning of period	$ 250
Balance at end of period	$ 250		$ 250
Dividends declared per share | $ / shares	$ 1.13		$ 1.13
Series BH non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000		6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150		$ 150
Dividends declared per share | $ / shares	$ 1.23		$ 1.23
Series BI non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000		6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150		$ 150
Dividends declared per share | $ / shares	$ 1.23		$ 1.23
Series BJ non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000		6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150		$ 150
Dividends declared per share | $ / shares	$ 1.31		$ 1.31
Series AJ non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	13,579
Balance at end of period | shares			13,579
Balance at beginning of period	$ 339
Balance at end of period			$ 339
Dividends declared per share | $ / shares	$ 0.22		$ 0.88
Series AL non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	12,000
Balance at end of period | shares			12,000
Balance at beginning of period	$ 300
Balance at end of period			$ 300
Dividends declared per share | $ / shares	$ 0.27		$ 1.07
Series AZ non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20,000
Balance at end of period | shares	20,000		20,000
Balance at beginning of period	$ 500
Balance at end of period	$ 500		$ 500
Dividends declared per share | $ / shares	$ 0.96		$ 1.00
Series BB non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20,000
Balance at end of period | shares	20,000		20,000
Balance at beginning of period	$ 500
Balance at end of period	$ 500		$ 500
Dividends declared per share | $ / shares	$ 0.96		$ 0.98
Series BD non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	24,000
Balance at end of period | shares	24,000		24,000
Balance at beginning of period	$ 600
Balance at end of period	$ 600		$ 600
Dividends declared per share | $ / shares	$ 0.90		$ 0.90
Series BF non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	12,000
Balance at end of period | shares	12,000		12,000
Balance at beginning of period	$ 300
Balance at end of period	$ 300		$ 300
Dividends declared per share | $ / shares	$ 0.90		$ 0.90
Series BK non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	29,000
Balance at end of period | shares	29,000		29,000
Balance at beginning of period	$ 725
Balance at end of period	$ 725		$ 725
Dividends declared per share | $ / shares	$ 1.38		$ 1.38
Series BM non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	30,000
Balance at end of period | shares	30,000		30,000
Balance at beginning of period	$ 750
Balance at end of period	$ 750		$ 750
Dividends declared per share | $ / shares	$ 1.38		$ 1.38
Series BO non-cumulative five year rate reset first preference shares [Member]
Disclosure of classes of share capital [line items]
Balance at end of period | shares	14,000
Balance at end of period	$ 350
Dividends declared per share | $ / shares	$ 1.27
Series AK non-cumulative floating rate first preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	2,421
Balance at end of period | shares			2,421
Balance at beginning of period	$ 61
Balance at end of period			$ 61
Dividends declared per share | $ / shares	$ 0.23		$ 0.78
Series C2 non-cumulative fixed rate/floating first preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20
Balance at end of period | shares	20		20
Balance at beginning of period	$ 31
Balance at end of period	$ 31		$ 31
Dividends declared per share | $ / shares		$ 67.50		$ 67.50